Shareholder Report	6 Months Ended
May 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000255262 [Member]
Shareholder Report [Line Items]
Fund Name	MRBL Enhanced Equity ETF
Class Name	MRBL Enhanced Equity ETF
Trading Symbol	EDGE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MRBL Enhanced Equity ETF (the “Fund”) for the period of January 21, 2025 to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://mrblmanagement.com. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://mrblmanagement.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$26	0.74%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.74%
Net Assets	$ 5,325,370
Holdings Count | holding	4
Advisory Fees Paid, Amount	$ 11,958
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

ASSET WEIGHTING (as a % of Net Assets)
Purchased Options	76.9%
Cash and Cash Equivalents	23.9%
Written Options	(0.8)%